Organization (Details)	0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended									1 Months Ended																			12 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended
	Sep. 01, 2010 Agreement	Jun. 29, 2009 USD ($)	Aug. 31, 2008 Company	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 01, 2010 Kunming JV [Member] USD ($)	Sep. 01, 2010 Kunming JV [Member] CNY	Oct. 09, 2011 YR TV Station [Member] USD ($)	Oct. 09, 2011 YR TV Station [Member] CNY	Apr. 30, 2012 YR TV Station [Member] USD ($)	Apr. 30, 2012 YR TV Station [Member] CNY	Dec. 31, 2012 Yellow River JV [Member] CNY	Dec. 31, 2009 ANT [Member]	Dec. 31, 2008 ANT [Member]	Dec. 31, 2008 ANT [Member] Kunming JV [Member]	Dec. 31, 2008 ANT [Member] Taiyuan JV [Member]	Dec. 31, 2009 Kunming TV Station [Member]	Dec. 31, 2008 Kunming TV Station [Member]	Aug. 31, 2008 Hetong [Member]	Aug. 11, 2008 Kunming JV agreement [Member] PRC TV Stations [Member] CNY	Dec. 31, 2009 Kunming JV agreement [Member] Kunming TV Station [Member]	Jun. 30, 2008 Kunming JV agreement [Member] Kunming TV Station [Member] USD ($)	Jun. 30, 2008 Kunming JV agreement [Member] Kunming TV Station [Member] CNY	Jun. 30, 2008 Taiyuan JV agreement [Member] YR TV Station [Member] USD ($)	Jun. 30, 2008 Taiyuan JV agreement [Member] YR TV Station [Member] CNY	Dec. 31, 2010 Asset Transfer Agreements [Member] Kunming JV [Member] USD ($)	Dec. 31, 2010 Asset Transfer Agreements [Member] Kunming JV [Member] CNY	Dec. 31, 2009 Asset Transfer Agreements [Member] Kunming JV [Member] USD ($)	Dec. 31, 2009 Asset Transfer Agreements [Member] Kunming JV [Member] CNY	Jul. 17, 2008 Asset Transfer Agreements [Member] Taiyuan JV [Member] USD ($)	Jul. 17, 2008 Asset Transfer Agreements [Member] Taiyuan JV [Member] CNY	Jul. 17, 2008 Asset Transfer Agreements [Member] YR TV Station [Member] CNY	Aug. 11, 2008 Asset Transfer Agreements [Member] Kunming TV Station [Member] Kunming JV [Member] USD ($)	Sep. 01, 2010 Kunming Ad Cos [Member] USD ($)	Sep. 01, 2010 Kunming Ad Cos [Member] CNY	Aug. 31, 2008 Kunming Ad Cos [Member] Hetong [Member]	Aug. 31, 2008 Taiyuan Ad Co [Member] Hetong [Member]	Dec. 31, 2012 Warrant [Member] USD ($)	Apr. 13, 2010 Common Stock USD ($)	Jun. 02, 2008 Common Stock USD ($)	Nov. 30, 2011 Common Stock	Jun. 29, 2009 Common Stock USD ($)	Mar. 30, 2007 Common Stock USD ($)	Aug. 16, 2006 Alyst Acquisition Corp [Member] Private Placement [Member] USD ($)	Jul. 05, 2007 Alyst Acquisition Corp [Member] Private Placement [Member] Warrant [Member] USD ($)	Jul. 05, 2007 Alyst Acquisition Corp [Member] IPO [Member] USD ($)
Organization (Textual)
Share issued during period																																							6,342,110	1,900,000	14,964,100			1,750,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001																																		$ 0.0001	$ 0.0005		$ 0.0001	$ 1	$ 0.0001
Units of stock issued during the period																																														8,044,400
Description of units issued during period		Each unit containing one ordinary share and one warrant.																																												Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock.
Warrant exercise price																																						$ 5.00							$ 5.00	$ 5.00
Warrants issued during period																																													1,820,000
Common stock, shares outstanding		12,927,888		83,109,978																																						12,927,888
Warrant outstanding		9,864,400
Units issued to Underwriters		300,000
Description of Business Combination		As the result of consummation of the business combination, China Networks' common and preferred shares were converted automatically into 9,422,760 CNIH common share.
Voting equity interests acquired from as result of business combination		73.00%
Assets acquired by China Networks from Alyst		$ 1,566,492
Cash acquired by China Networks acquired from Alyst		1,449,122
Equity interest owned by ANT															50.00%	50.00%
Fair value of contributions under agreement																				150,000,000		21,900,000	150,000,000	6,600,000	45,000,000	9,700,000	65,000,000	12,400,000	85,000,000	6,600,000	45,000,000	45,000,000	150,000,000
Percentage of obligations contributed under Joint Ventures													50.00%	50.00%			100.00%	100.00%			100.00%
Percentage of contribution paid under Supplemental Agreement before April 30, 2010													100.00%
Ownership percentage held by trustee																			100.00%
Ownership interest percentage owned by Hetong																																				50.00%	50.00%
Consideration paid under asset disposal agreement				1,600,000	19,900,000	22,600,000	150,000,000																											100,000	700,000
Remaining consideration under asset disposal agreement expected to settlement by December 2012				800,000
Claim filed for contract termination								8,571,000	54,000,000
Amended amount of claim filed for contract termination										12,900,000	81,417,196
Additional capital contribution												45,000,000
Number of domestic advertising companies			2
Number of agreements	2
Amount senior secured convertible debentures repaid through proceeds of sale				$ 11,000,000